Pay vs Performance Disclosure	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The following tables and narrative disclosure provide information on the relationship of the compensation of our Chief Executive Officer, or “PEO” and our other named executive officers, or
“Non-PEO
NEOs,” compared to our performance over the past three fiscal years.
Pay Versus Performance

					Value of Initial Fixed $100 Investment based on:(4)

Year	Summary Comp. Table Total for PEO(1)	Comp. Actually Paid to PEO(2)	Average Summary Comp. Table Total for non-PEO Named Executive Officers(3)	Average Comp. Actually Paid to non-PEO Named Executive Officers(2)	Total Share holder Return	Peer Group Total Share holder Return	Net Income	Plan EBIT(5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$6,905,687	$ 5,175,449	$3,025,003	$2,894,691	$165.91	$164.73	$261,164,000	$358,360,000

2021	$5,773,120	$12,555,590	$1,951,232	$2,120,931	$152.13	$164.01	$244,157,000	$334,076,000

2020	$8,465,476	$13,305,587	$2,051,057	$2,342,408	$103.02	$112.80	$287,450,000	$400,500,000

(1)	Jack Sinclair was PEO for each of fiscal 2022, 2021 and 2020.

(2)
Compensation actually paid, or “CAP”, as reflected in columns (c) and (e) was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table, or “SCT” adjusted to present the value of equity-based compensation based on estimated year-end
value. The following tables reflect the adjustments made from SCT total to CAP for the PEO and the
Non-PEO
NEOs:

PEO SCT to CAP Reconciliation

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO

2022	$6,905,687	$(4,149,868)	$ 2,419,630	$ 5,175,449

2021	$5,773,120	$(4,182,088)	$10,964,558	$12,555,590

2020	$8,465,476	$(3,328,866)	$ 8,168,977	$13,305,587
PEO Equity Award Adjustments Reconciliation

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	$3,296,040	$(1,418,423)	—	$542,013	—	—	$2,419,630

2021	$5,276,056	$5,129,300	—	$559,202	—	—	$10,964,558

2020	$6,304,580	$1,621,753	—	$242,644	—	—	$8,168,977

Executive Compensation

Non-PEO
NEOs SCT to CAP Reconciliation

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs

2022	$3,025,003	$(1,602,240)	$1,471,928	$2,894,691

2021	$1,951,232	$(1,312,866)	$1,482,565	$2,120,931

2020	$2,051,057	$(849,367)	$1,140,718	$2,342,408
Non-PEO
NEOs Equity Award Adjustments Reconciliation

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2022	$1,443,242	$382	—	$28,304	—	—	$1,471,928

2021	$1,475,337	$277,264	—	$72,500	$(342,536)	—	$1,482,565

2020	$1,107,135	$29,960	—	$3,623	—	—	$1,140,718
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to the NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table.

•
For options, the fair values as of each measurement date were determined using a Black-Scholes model, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under US GAAP. The expected life of options as of each measurement date is estimated based on consideration of consistency with the original valuation assumptions for the grant, the circumstances of the grant at the measurement date, and other relevant factors under US GAAP.

•	For performance shares, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.

•	For RSUs, the fair value is equal to the stock price on the appropriate measurement date.

(3)
Non-PEO
NEOs whose average compensation is reflected in columns (d) and (e) consist of Lawrence P. Molloy and J. Scott Neal for each of the fiscal years presented; Brandon F. Lombardi for fiscal 2022 and 2021; Nicholas Konat for fiscal 2022; Denise A. Paulonis, former Chief Financial Officer, for fiscal 2021 and 2020; Gilliam D. Phipps, former Senior Vice President, Chief Marketing Officer, for fiscal 2021 and 2020; and David M. McGlinchey, former Chief Format Officer, for fiscal 2020.

(4)
Total Stockholder Return, or “TSR,” and Peer Group TSR reflect our TSR compared to that of the S&P Food Retail Index (referred to as the “
Peer Group Index
”). The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, the Company’s common stock and the Peer Group Index on the last trading day of fiscal 2019.

(5)
In accordance with SEC rules, the table must include in addition to relative TSR and Net Income, a Company-Selected Measure. We have included Plan EBIT, a non-GAAP
measure defined as net income before interest expense and provision for income tax, excluding certain special items we do not consider representative of our ongoing financial performance, as may be further adjusted for any income or expense that is unusual, non-recurring
or extraordinary, as the compensation committee of our board deems appropriate. Plan EBIT is a key measure used in determining our annual performance-based cash bonuses and payouts of performance shares. See
Appendix A
for more information.

Company Selected Measure Name	Plan EBIT	Plan EBIT	Plan EBIT
Named Executive Officers, Footnote [Text Block]
Non-PEO
	NEOs whose average compensation is reflected in columns (d) and (e) consist of Lawrence P. Molloy and J. Scott Neal for each of the fiscal years presented; Brandon F. Lombardi for fiscal 2022 and 2021; Nicholas Konat for fiscal 2022; Denise A. Paulonis, former Chief Financial Officer, for fiscal 2021 and 2020; Gilliam D. Phipps, former Senior Vice President, Chief Marketing Officer, for fiscal 2021 and 2020; and David M. McGlinchey, former Chief Format Officer, for fiscal 2020.
Peer Group Issuers, Footnote [Text Block]	Total Stockholder Return, or “TSR,” and Peer Group TSR reflect our TSR compared to that of the S&P Food Retail Index (referred to as the “
Peer Group Index
	”). The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, the Company’s common stock and the Peer Group Index on the last trading day of fiscal 2019.
PEO Total Compensation Amount	$ 6,905,687	$ 5,773,120	$ 8,465,476
PEO Actually Paid Compensation Amount	$ 5,175,449	12,555,590	13,305,587
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid, or “CAP”, as reflected in columns (c) and (e) was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table, or “SCT” adjusted to present the value of equity-based compensation based on estimated year-end
value. The following tables reflect the adjustments made from SCT total to CAP for the PEO and the
Non-PEO
NEOs:

PEO SCT to CAP Reconciliation

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO

2022	$6,905,687	$(4,149,868)	$ 2,419,630	$ 5,175,449

2021	$5,773,120	$(4,182,088)	$10,964,558	$12,555,590

2020	$8,465,476	$(3,328,866)	$ 8,168,977	$13,305,587
PEO Equity Award Adjustments Reconciliation

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	$3,296,040	$(1,418,423)	—	$542,013	—	—	$2,419,630

2021	$5,276,056	$5,129,300	—	$559,202	—	—	$10,964,558

2020	$6,304,580	$1,621,753	—	$242,644	—	—	$8,168,977

Non-PEO NEO Average Total Compensation Amount	$ 3,025,003	1,951,232	2,051,057
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,894,691	2,120,931	2,342,408
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO
NEOs SCT to CAP Reconciliation

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs

2022	$3,025,003	$(1,602,240)	$1,471,928	$2,894,691

2021	$1,951,232	$(1,312,866)	$1,482,565	$2,120,931

2020	$2,051,057	$(849,367)	$1,140,718	$2,342,408
Non-PEO
NEOs Equity Award Adjustments Reconciliation

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2022	$1,443,242	$382	—	$28,304	—	—	$1,471,928

2021	$1,475,337	$277,264	—	$72,500	$(342,536)	—	$1,482,565

2020	$1,107,135	$29,960	—	$3,623	—	—	$1,140,718

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular Disclosure of Most Important Compensation-Related Measures
. The following three items represent the most important metrics used to determine executive compensation for 2022 as described in more detail above under Compensation Disclosure and Analysis:

Three Most Important Company Performance Measures for Determining Executive Compensation

Plan EBIT : the Company-Selected Measure included and described in the above table

Comparable store sales : a key metric in determining payouts of our annual performance-based cash bonuses

Net sales : our net sales impacts Plan EBIT and comparable store sales

Total Shareholder Return Amount	$ 165.91	152.13	103.02
Peer Group Total Shareholder Return Amount	164.73	164.01	112.8
Net Income (Loss)	$ 261,164,000	$ 244,157,000	$ 287,450,000
Company Selected Measure Amount	358,360,000	334,076,000	400,500,000
PEO Name	Jack Sinclair	Jack Sinclair	Jack Sinclair
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Plan EBIT
Non-GAAP Measure Description [Text Block]
(5)
In accordance with SEC rules, the table must include in addition to relative TSR and Net Income, a Company-Selected Measure. We have included Plan EBIT, a non-GAAP
measure defined as net income before interest expense and provision for income tax, excluding certain special items we do not consider representative of our ongoing financial performance, as may be further adjusted for any income or expense that is unusual, non-recurring
or extraordinary, as the compensation committee of our board deems appropriate. Plan EBIT is a key measure used in determining our annual performance-based cash bonuses and payouts of performance shares. See
Appendix A
for more information.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Comparable store sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net sales
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,419,630	$ 10,964,558	$ 8,168,977
PEO [Member] | Report Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,149,868)	(4,182,088)	(3,328,866)
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,296,040	5,276,056	6,304,580
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,418,423)	5,129,300	1,621,753
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	542,013	559,202	242,644
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,471,928	1,482,565	1,140,718
Non-PEO NEO [Member] | Report Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,602,240)	(1,312,866)	(849,367)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,443,242	1,475,337	1,107,135
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	382	277,264	29,960
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,304	72,500	3,623
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(342,536)	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0